Subsequent Events (Details)																1 Months Ended				3 Months Ended	8 Months Ended	12 Months Ended
	Nov. 15, 2024	Nov. 11, 2024	Nov. 08, 2024 USD ($) $ / shares	Oct. 24, 2024 $ / shares	Oct. 23, 2024 $ / shares	Oct. 01, 2024 USD ($) $ / shares	Sep. 30, 2024 $ / shares shares	Apr. 30, 2024 shares	Apr. 01, 2024 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares	Feb. 14, 2024 USD ($) $ / shares shares	Feb. 13, 2024 shares	Feb. 05, 2024 $ / shares shares	Jan. 03, 2024 USD ($) $ / shares shares	Nov. 19, 2019 $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 31, 2024 $ / shares	Apr. 30, 2024 shares	Feb. 29, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 30, 2024 USD ($)	Feb. 23, 2024 USD ($) $ / shares	Dec. 31, 2018 shares
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares															$ 1.7571
Trading price (in Dollars per share) | $ / shares																	$ 1
Consecutive trading days																	10
Expire date																	Jan. 15, 2025
Sale price (in Dollars per share) | $ / shares																						$ 1.7571			$ 25
Deposit held in trust (in Dollars) | $														$ 22,600
Common stock outstanding																						9,068,899	9,044,733
Sale of units																1,150					129,979,000,000
Accrual of interest in trust account (in Dollars) | $																						$ 27,637	$ 12,014
Conversion price per share (in Dollars per share) | $ / shares							$ 100									$ 100				$ 100	$ 100	$ 0.8059
Common stock issued																						9,068,899	9,044,733
Addition shares issuable																					18,643
Shares issuable upon exercise of option or warrants																						24,166
Common stock outstanding							50,000									50,000				50,000	50,000
Exceed shares of purchase price																						10,000
Conversion of shares															100
Issuance of common stock																			10,039			500,000				100
Aggregate cash proceeds (in Dollars) | $									$ 500,000
Preferred stock par value (in Dollars per share) | $ / shares																						$ 0.0001
Cash proceeds (in Dollars) | $																					$ 12,870,000
Common stock, par value (in Dollars per share) | $ / shares																						$ 0.0001	$ 0.0001
Legal expenses (in Dollars) | $																						$ 150,000
Aggregate purchase price (in Dollars) | $																						1,500,000
Cash expenses payable (in Dollars) | $																						8,540,000
Sell securities (in Dollars) | $																						$ 25,000,000
Aggregate shares								20,000
Percentage purchase price																						90.00%
Percentage of common stock outstanding																						4.99%
Average daily value traded of the common stock																						60.00%
Advance Notice (in Dollars) | $																						$ 20,000,000
Common stock received (in Dollars) | $																						$ 907	$ 904
Warrants to purchase							91,925									91,925			2,500	91,925	91,925
Aggregate cash proceeds (in Dollars) | $											$ 10,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Shares issuable upon exercise of option or warrants																						24,166	70,312
Issuance of common stock																						1,629,500
Common stock, par value (in Dollars per share) | $ / shares																						$ 0.0001
Percentage purchase price																						90.00%
Percentage of common stock outstanding																						19.99%
Average daily value traded of the common stock																						30.00%
Advance Notice (in Dollars) | $																						$ 15,000,000
Business Combination [Member]
Subsequent Events [Line Items]
Business combination shares																						671,285
Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 10					$ 10
Closing bid price (in Dollars per share) | $ / shares				$ 0.1
Consecutive trading days				10
Minimum market value (in Dollars) | $																								$ 50,000,000
Purchase agreement (in Dollars) | $			$ 20,600,000																						$ 25,000,000
Percentage of volume-weighted average price			90.00%
Sale price (in Dollars per share) | $ / shares			$ 1
Public shares exercised														11,625
Payments for Deposits (in Dollars) | $														$ 128,133
Public shares														753,332
Sale of units									626
Accrual of interest in trust account (in Dollars) | $														$ 8,400,000
Addition shares issuable													1,200,000
Shares issuable upon exercise of option or warrants													382,651
Issuance of common stock												1,200,000
Holders of redeemed (in Dollars) | $											$ 7,456,463.3
Redeemed per public share (in Dollars per share) | $ / shares											$ 11.11
Exchange ratio											0.064452
Outstanding preferred shares (in Dollars) | $											$ 50,000,000
Earnout shares											875,000
Warrants to purchase																			612,746
Aggregate cash proceeds (in Dollars) | $											$ 9,980,000
Preferred stock par value (in Dollars per share) | $ / shares																			$ 0.0001
Cash proceeds (in Dollars) | $										$ 500,000
Vested shares											200,000	1,000,000
Liquidation preference (in Dollars per share) | $ / shares											$ 10
Exchange ratio											0.064452
Dividing per share (in Dollars per share) | $ / shares											$ 10
Common stock received (in Dollars) | $											$ 1
Conversion price (in Dollars) | $											$ 1,000
Aggregate cash proceeds (in Dollars) | $									$ 0.5
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Shares issuable upon exercise of option or warrants													382,651
Issuance of common stock																			0.0001
Warrants to purchase																			612,746
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Options to purchase (in Dollars) | $						$ 45,230,000,000
Price per share (in Dollars per share) | $ / shares						$ 10
Trading price (in Dollars per share) | $ / shares					$ 0.1
Shares of restricted											1,200,000
Subsequent Event [Member] | First Level Earnout Target [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares													$ 12.5
Percentage of conversion price of preferred stock													125.00%
Subsequent Event [Member] | Second Level Earnout Target [Member]
Subsequent Events [Line Items]
Percentage of conversion price of preferred stock													150.00%
Subsequent Event [Member] | Second Business Combination Agreement Amendment [Member]
Subsequent Events [Line Items]
Business combination shares												875,000
Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Business combination shares												1,000,000
Outstanding preferred shares (in Dollars) | $											$ 50,000,000
Subsequent Event [Member] | CERo Common Stock [Member]
Subsequent Events [Line Items]
Per share of liquidation (in Dollars per share) | $ / shares											$ 10
Earnout shares											1,000,000
Subsequent Event [Member] | Business Combination [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted											1,000,000
Board of Directors [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Reverse stock split	1:40
Forecast [Member]
Subsequent Events [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares										$ 0.0001
Private Placement [Member]
Subsequent Events [Line Items]
Issuance of common stock																						885,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of units														885,000
Issuance of common stock																			10,080
Volume Weighted Average Price Purchase Date [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share) | $ / shares																						$ 1
Percentage purchase price																						90.00%
Additional Volume Weighted Average Price Purchase [Member]
Subsequent Events [Line Items]
Percentage purchase price																						90.00%
Initial Public Offering [Member]
Subsequent Events [Line Items]
Common stock issued																						82,047
New CERo Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of common stock																			10,039
Keystone [Member]
Subsequent Events [Line Items]
Agreed to make a payment (in Dollars) | $																						$ 1,000,000
Keystone [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Issuance of common stock											119,050
Minimum [Member]
Subsequent Events [Line Items]
Sale of units																				206,079,000,000
Issued an aggregate																						1,000,000
Exchange ratio																						0.0806
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Reverse stock split		1:25
Minimum [Member] | Subsequent Event [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Business combination shares													4,651,704
Maximum [Member]
Subsequent Events [Line Items]
Exchange ratio																						0.1757
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Reverse stock split		1:150
Maximum [Member] | Subsequent Event [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Business combination shares													5,000,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares														$ 11.02
Lead Investor [Member]
Subsequent Events [Line Items]
Issuance of common stock											250,000
Class A Common Stock [Member]
Subsequent Events [Line Items]
Exercised redemption rights (in Dollars) | $																						$ 671,285
Common stock outstanding																						5,563,297
Conversion of shares																						4,596,250
Class A Common Stock [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock outstanding																						5,563,297
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock outstanding														6,234,582
Common stock, par value (in Dollars per share) | $ / shares													$ 0.0001
Aggregate shares											2,977,070
Vested shares												875,000
Liquidation preference (in Dollars per share) | $ / shares											$ 10
Class A Common Stock [Member] | Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Business combination shares												1,200,000
Class A Common Stock [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Common stock issued																						885,000
Class A Common Stock [Member] | IPO [Member]
Subsequent Events [Line Items]
Exceed shares of purchase price																						82,047
Class A Common Stock [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock issued													4,651,704
Class A Common Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock issued													5,000,000
Class A Common Stock [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Forfeit an aggregate of shares																						250,000
Convertible Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock issued upon conversion														4,596,250
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Common stock issued upon conversion																				38
Conversion price per share (in Dollars per share) | $ / shares							$ 750									$ 750				$ 750	$ 750
Common stock issued																						3,999,997
Conversion of shares							3,075													7,005
Issuance of common stock																						1,500
Preferred stock par value (in Dollars per share) | $ / shares							$ 1,000									1,000				$ 1,000	$ 1,000	$ 1.7571
Common Stock issuable conversion																						200.00%
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants to purchase stock																			2,500
Series A Preferred Stock [Member] | Subsequent Event [Member] | Second Level Earnout Target [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares													$ 15
Series A Preferred Stock [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares													$ 12.5
Percentage of conversion price of preferred stock													125.00%
Series A Preferred Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares													$ 15
Percentage of conversion price of preferred stock													150.00%
Common Stock [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share) | $ / shares																						$ 1
Common stock issued upon conversion																					5,845
Conversion price per share (in Dollars per share) | $ / shares							$ 22.4									$ 22.4				$ 22.4	$ 22.4
Common stock issued																						45,350,000
Conversion of shares							621,966													1,089,489
Issuance of common stock							81,752									81,752				81,752	81,752
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares											$ 10
Earnout shares											200,000
Common stock received (in Dollars) | $											$ 1,200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number											1,000,000
Common Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Issued an aggregate																						1,200,000
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Conversion of shares							486													140
Series B Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of units																		626
Common Class B [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																						$ 0.0001